RESTRUCTURING COSTS - Lease Liability (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Restructuring and Related Activities [Abstract]
2022	$ 1,869
2023	1,707
2024	1,899
2025	546
Total	$ 6,021